Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and dividend income:
Interest and fees on loans		$ 162,214	$ 159,168	$ 165,964
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises		1,405	314	568
State and political subdivisions		2	2	6
Mortgage-backed securities and collateralized mortgage obligations-residential		5,677	4,515	6,131
Corporate bonds		1,804	1,065	1,721
Small Business Administration-guaranteed participation securities		551	745	902
Other		9	20	23
Total interest and dividends on securities available for sale		9,448	6,661	9,351
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential		343	435	604
Total interest on held to maturity securities		343	435	604
Federal Reserve Bank and Federal Home Loan Bank stock		305	260	421
Interest on federal funds sold and other short-term investments		14,292	1,458	1,948
Total interest and dividend income		186,602	167,982	178,288
Interest expense:
Interest on deposits		5,727	6,665	23,698
Interest on short-term borrowings		740	909	1,010
Total interest expense		6,467	7,574	24,708
Net interest income		180,135	160,408	153,580
(Credit) provision for credit losses		(341)	(5,450)	5,600
Net interest income after (credit) provision for credit losses		180,476	165,858	147,980
Noninterest income:
Trustco Financial Services income		7,037	7,358	6,279
Fees for services to customers		10,947	9,799	8,779
Net gain on securities transactions	[1]	0	0	1,155
Other		1,276	780	957
Total noninterest income		19,260	17,937	17,170
Noninterest expense:
Salaries and employee benefits		45,904	48,721	45,647
Net occupancy expense		17,527	17,742	17,519
Equipment expense		6,487	6,617	6,636
Professional services		5,577	6,108	5,618
Outsourced services		9,210	8,384	7,750
Advertising expense		2,046	1,975	1,921
FDIC and other insurance expense		3,159	3,010	2,220
Other real estate expense, net		310	183	92
Other		10,099	8,922	8,301
Total noninterest expense		100,319	101,662	95,704
Income before income taxes		99,417	82,133	69,446
Income taxes		24,183	20,614	16,994
Net income		$ 75,234	$ 61,519	$ 52,452
Earnings per share:
Basic (in dollars per share)	[2],[3]	$ 3.93	$ 3.19	$ 2.72
Diluted (in dollars per share)	[2],[3]	$ 3.93	$ 3.19	$ 2.72

[1]	Not within the scope of ASC 606.
[2]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[3]	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.